Vessels and other fixed assets, net (Details) $ in Thousands			2 Months Ended				3 Months Ended		5 Months Ended		6 Months Ended		12 Months Ended
	Jan. 08, 2016 USD ($)	Jan. 06, 2016 USD ($)	Mar. 02, 2016 USD ($)	Feb. 26, 2016 USD ($)	Mar. 13, 2015 USD ($)	Feb. 27, 2015 USD ($)	Apr. 02, 2015 USD ($)	Mar. 31, 2015 USD ($)	May 28, 2015 USD ($)	May 27, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Vessels [Line Items]
Payments to acquire property plant and equipment											$ 388,660	$ 317,538
Prepayments of lines of credit											111,407
Loss on sale of vessel											21	13,389
Impairment loss											6,694	28,829
Amortization of deferred gain											37	$ 0
Sinosure Facility
Vessels [Line Items]
Amount drawn down											42,011
DNB-SEB-CEXIM $227,500 Facility
Vessels [Line Items]
Amount drawn down											$ 23,400
Indomitable
Vessels [Line Items]
Delivery date											Jan. 08, 2015
Payments to acquire property plant and equipment													$ 34,942
Indomitable | BNP $32,480 Facility
Vessels [Line Items]
Amount drawn down													$ 32,480
Honey Badger
Vessels [Line Items]
Delivery date											February 27, 2015
Payments to acquire property plant and equipment						$ 19,422
Wolverine
Vessels [Line Items]
Delivery date											February 27, 2015
Payments to acquire property plant and equipment						$ 19,422
Honey Badger and Wolverine | Sinosure Facility
Vessels [Line Items]
Amount drawn down					$ 38,162
Gargantua
Vessels [Line Items]
Delivery date											April 2, 2015
Payments to acquire property plant and equipment							$ 37,682
Gargantua | DNB-SEB-CEXIM $227,500 Facility
Vessels [Line Items]
Amount drawn down							$ 32,400
Deep Blue
Vessels [Line Items]
Delivery date											May 27, 2015
Payments to acquire property plant and equipment										$ 34,982
Deep Blue | DVB $31,000 Deep Blue Facility
Vessels [Line Items]
Amount drawn down										$ 28,680
Idee Fixe
Vessels [Line Items]
Delivery date											March 25, 2015
Roberta
Vessels [Line Items]
Delivery date											March 31, 2015
Laura
Vessels [Line Items]
Delivery date											April 7, 2015
Kaley
Vessels [Line Items]
Delivery date											June 26, 2015
Excel Vessels
Vessels [Line Items]
Number of vessels acquired											34
Number of vessels delivered												6
Shares to acquire vessels | shares												851,577
Payments to acquire property plant and equipment												$ 39,475
Star Julia
Vessels [Line Items]
Disposal date											Feb. 04, 2015
Star Tatianna
Vessels [Line Items]
Disposal date											Feb. 09, 2015
Rodon
Vessels [Line Items]
Disposal date											Mar. 12, 2015
Star Monika
Vessels [Line Items]
Disposal date											Apr. 07, 2015
Impairment loss of disposed assets								$ 1,080
Star Julia, Star Tatianna, Star Monika and Star Kim | Excel Vessel CiT Facility
Vessels [Line Items]
Prepayments of lines of credit												18,181
Star Big
Vessels [Line Items]
Disposal date											Jun. 04, 2015
Star Christianna
Vessels [Line Items]
Disposal date											Jun. 23, 2015
Star Mega
Vessels [Line Items]
Disposal date											Jun. 17, 2015
Maiden Voyage
Vessels [Line Items]
Impairment loss									$ 8,282
Leasing arrangements, Term of time charter contract											2 years
Sale Leaseback Transaction, Deferred Gain, Gross											$ 148
Sale Leaseback Transaction, Deferred Gain, Net											90
Amortization of deferred gain											$ 37
Maiden Voyage | Impairment charge, Fair value adjustment portion
Vessels [Line Items]
Impairment loss									$ 4,411
Star Lutas
Vessels [Line Items]
Delivery date											January 6, 2016
Payments to acquire property plant and equipment		$ 19,770
Star Lutas | Sinosure Facility
Vessels [Line Items]
Amount drawn down		$ 14,813
Kennadi
Vessels [Line Items]
Delivery date											January 8, 2016
Payments to acquire property plant and equipment	$ 21,229
Kennadi | Sinosure Facility
Vessels [Line Items]
Amount drawn down	$ 14,478
Star Poseidon
Vessels [Line Items]
Delivery date											February 26, 2016
Payments to acquire property plant and equipment				$ 33,391
Star Poseidon | DNB-SEB-CEXIM $227,500 Facility
Vessels [Line Items]
Amount drawn down				$ 23,400
Mackenzie
Vessels [Line Items]
Delivery date											March 2, 2016
Payments to acquire property plant and equipment			$ 18,221
Mackenzie | Sinosure Facility
Vessels [Line Items]
Amount drawn down			$ 12,720
Star Marisa
Vessels [Line Items]
Delivery date											March 11, 2016
Star Libra
Vessels [Line Items]
Delivery date											June 6, 2016
Star Michele
Vessels [Line Items]
Impairment loss of disposed assets											$ 5,626
Idee Fixe, Roberta, Laura, Kaley, Star Marisa and Star Libra
Vessels [Line Items]
Capital leased assets, Number of vessels											6
Interest and finance costs											$ 3,016	$ 872
Capital leased assets, Net book value											232,835
Accumulated amortization											$ 5,984